Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities - Schedule of Operating Lease Liability Related to ROU Asset (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Lease liabilities related to office leases right of use assets	$ 1,570,276	$ 1,773,384
Less: current portion of lease liabilities	(366,511)	(333,126)
Lease liabilities - long-term	$ 1,203,765	$ 1,440,258